Other current financial assets	12 Months Ended
Dec. 31, 2024
Disclosure Of Other current Financial Assets [Abstract]
Other current financial assets
22. Other current financial assets
The following table provides a breakdown for other current financial assets (see Note 34 — Fair value measurement for a breakdown of other current financial assets by fair value level):

	At December 31,
(€ thousands)	2024	2023
Securities	73,639	85,320
Guarantee deposits	3,360	5,431
Financial receivables	270	166
Total other current financial assets	77,269	90,917
The following tables provide a breakdown and the movements for securities:

(€ thousands)	At December 31, 2023	Investments	Disposals	Fair value adjustments	Realized gains/(losses)	Exchange rate gains/(losses)	At December 31, 2024
Fair value through profit or loss (FVPL)
Private equity	22,399	1,799	(2,439)	1,309	35	851	23,954
Private debt	10,106	801	(423)	(68)	(21)	—	10,395
Hedge funds	8,995	—	(20)	1,234	1	75	10,285
Real estate funds	12,146	369	(2,734)	(400)	78	254	9,713
Money market funds	2,093	15,966	(14,182)	26	119	(158)	3,864
Equity	1,141	1,986	—	77	—	—	3,204
Total FVPL	56,880	20,921	(19,798)	2,178	212	1,022	61,415

Fair value through other comprehensive income (FVOCI)
Fixed income	11,748	3,447	(8,875)	54	65	—	6,439
Floating income	16,692	1,508	(12,505)	124	(34)	—	5,785
Total FVOCI	28,440	4,955	(21,380)	178	31	—	12,224

Total securities	85,320	25,876	(41,178)	2,356	243	1,022	73,639

(€ thousands)	At December 31, 2022	Investments	Disposals	Fair value adjustments	Realized gains/(losses)	Exchange rate gains/(losses)	At December 31, 2023
Fair value through profit or loss (FVPL)
Private equity	18,311	3,035	(802)	2,266	—	(411)	22,399
Real estate funds	12,129	2,096	—	(1,887)	—	(192)	12,146
Private debt	13,644	1,001	(4,224)	(347)	32	—	10,106
Hedge funds	46,761	4,009	(42,658)	706	264	(87)	8,995
Money market funds	2,587	18,578	(19,038)	(71)	209	(172)	2,093
Equity	14,592	997	(14,999)	(159)	703	7	1,141
Insurance contracts	114,975	—	(115,485)	545	(35)	—	—
Fixed income	64,017	—	(65,018)	—	1,001	—	—
Commodities	2,727	—	(2,601)	—	(126)	—	—
Total FVPL	289,743	29,716	(264,825)	1,053	2,048	(855)	56,880

Fair value through other comprehensive income (FVOCI)
Floating income	17,742	—	(1,005)	(45)	—	—	16,692
Fixed income	9,110	3,884	(1,996)	304	446	—	11,748
Total FVOCI	26,852	3,884	(3,001)	259	446	—	28,440

Total securities	316,595	33,600	(267,826)	1,312	2,494	(855)	85,320

In line with the Group’s funding strategy, during 2023 the Group disposed of securities (primarily investments in insurance contracts, fixed income and hedge funds) amounting to €267,826 thousand for proceeds of €270,317 thousand that the Group primarily used to finalize the TFI Acquisition and for capital expenditures, as well as to repay borrowings.